BUSINESS COMBINATIONS - Additional Information - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Cash consideration	$ 102,994
Stock consideration	10,000
Payments for Merger Related Costs		$ 600	$ 2,600
Total assets acquired	185,835		185,835
Total liabilities	122,484		122,484
Total liabilities assumed	125,894	822	125,894	$ 0
Business Combination, Acquired Direct Financing Lease Receivable	41,900		41,900
Operating leases	75,309		75,309
Goodwill	1,000,749	1,001,507	1,000,749	$ 937,771	$ 937,771
Summit Funding Group, Inc.
Business Acquisition [Line Items]
Business Combination, Consideration Transferred		127,100
Cash consideration		113,500
Stock consideration		10,000
Business Combination, Contingent Consideration, Asset		$ 3,600
Summit Funding Group
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	127,087
Goodwill	$ 63,736		$ 63,736